Acquisitions, Dispositions, Ventures and Plant Closures (Plant Closures Narrative) (Details) (Consumer Specialties [Member], Spondon, UK [Member], USD $) In Millions, unless otherwise specified	1 Months Ended	12 Months Ended
	Mar. 31, 2010	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Consumer Specialties [Member] | Spondon, UK [Member]
Acquisitions, Dispositions, Ventures and Plant Closures [Line Items]
Asset impairments	$ 72	$ 8	$ 0	$ 72